Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 12 – Subsequent Events

The Company has evaluated subsequent events occurring from October 1, 2022, through the date of this filing.

Reverse Stock Split

Effective on the date of this prospectus, the Board of Directors and stockholders have approved resolutions authorizing a reverse stock split of the outstanding shares of the Company’s common stock on the basis of 0.6786 shares for every one share of common stock. All share and per share information in this prospectus (other than in these historical financial statements included herein beginning at page F-1) has been adjusted to reflect the reverse stock split of the authorized and outstanding common stock.

Common Shares Issued for Financing Costs

On December 20, 2022, the Company entered into a third amendment to extend the right to call provision in its senior secured convertible notes from December 31, 2022 to June 30, 2023, in exchange for issuing its senior convertible note holders an aggregate of 314,579 shares of common stock with a fair value of approximately $943,000 at the date of grant, or $3.00 per common share.

Common Shares Issued on Exercise of Warrants

Subsequent to September 30, 2022, the Company received proceeds of approximately $114,000 on the exercise of 56,750 warrants for the purchase of 56,750 shares of common stock, at exercise price of $2.00 per share.

Common Shares Issued for Services

Subsequent to September 30, 2022, the Company issued 53,750 shares of common stock, with a fair value of approximately $211,000 at date of grant for services rendered.

Employment Agreement

Geoffrey Andersen, Chief Executive Officer

We and Geoffrey Andersen entered into an Employment Agreement (the “Andersen Agreement”), dated December 8, 2022, which provides for an annual base salary of $250,000 for per annum, for a term of two years. The Andersen Agreement granted Mr. Andersen an option to purchase 500,000 shares of common stock (the “Option Shares”) under our 2022 Stock Incentive Plan, at an exercise price of $3.00 per share, for a term to expire on December 8, 2027, and where 41,667 Option Shares vest monthly over a twelve (12) month period beginning on December 8, 2022. In the event that the Company raises $5,000,000 or more in cash in a single transaction through the sale of equity or debt securities, the Mr. Andersen shall receive an annual base salary $325,000 on an annualized basis. In connection with the Andersen Agreement, the Company granted 50,000 restricted stock units, which expire (i) on December 13, 2023, (ii) in the event that the Company raises $5,000,000 or more in cash in a single transaction through the sale of equity or debt securities, (iii) a merger, asset sale, share exchange or other business combination transaction, or (iv) Approval by the stockholders of the Company of a complete liquidation or dissolution of the Company other than in connection with the transfer of all or substantially all of the assets of the Company to an affiliate or a subsidiary of the Company.

Mr. Andersen is also entitled to participate in our employee benefit programs and provide for other customary benefits. Finally, the Andersen Agreement prohibits Mr. Andersen from engaging in certain activities which compete with us, seek to recruit its employees, or disclose any of its trade secrets or otherwise confidential information.

Mr. Andersen is entitled to receive severance benefits upon termination of employment with us. Mr. Andersen’s entitlement to such severance benefits shall be conditioned upon Mr. Andersen’s execution and delivery to us of (i) a general release of all claims, (ii) a resignation from all of Mr. Andersen’s positions with us and (iii) an agreement not to directly or indirectly be employed or involved with any business developing or exploiting any products or services that are competitive with products or services (a) being commercially developed or exploited by us during Mr. Andersen’s employment and (b) on which Mr. Andersen worked or about which Mr. Andersen learned proprietary information or trade secrets of us during Mr. Andersen’s employment with us.

If Mr. Andersen voluntarily elects to terminate his employment with us other than by Mr. Andersen’s resignation for good reason or if we terminate Mr. Andersen’s employment for cause, or Mr. Andersen dies or becomes incapacitated or otherwise disabled in such a manner that, in the sole determination of our board of directors, Mr. Andersen cannot reasonably perform the duties to us, then Mr. Andersen shall not be entitled to receive payment of any severance benefits. Mr. Andersen will receive payment for all salary and unpaid vacation accrued as of the date of Mr. Andersen’s termination of employment and Mr. Andersen’s benefits will be continued solely to the extent of our then existing benefit plans and policies in accordance with such plans and policies in effect on the date of termination.

If Mr. Andersen’s employment is terminated by us without cause or by Mr. Andersen’s resignation for good reason prior to or more than 12 months after, a change of control, Mr. Andersen will receive payment for all salary and unpaid vacation accrued as of the date of Mr. Andersen’s termination of employment, and, in addition, Mr. Andersen will be entitled to receive the following severance benefits:

(i) continued payment of his base salary for a period of 12 months following the date of termination, in accordance with our normal payroll practices;

(ii) reimbursement of his premium cost for continuation coverage for the lesser of the first 12 months of continuation coverage or that number of months until Mr. Andersen becomes eligible for reasonably comparable benefits under any future employer’s health insurance plan, provided Mr. Andersen makes a timely election for such continuation coverage and presents reasonably requested documentation of payment of such premiums;

(iii) payment of 100% of Mr. Andersen’s current year discretionary cash bonus;

(iv) accelerated vesting as to 50% of Mr. Andersen’s then unvested option shares; and

(v) reimbursement for up to $20,000 of expenses incurred in obtaining new employment, provided Mr. Andersen submits evidence that is satisfactory to us that the amount involved was expended and related to obtaining new employment.

If Mr. Andersen’s employment is terminated by us without cause or by Mr. Andersen’s resignation for good reason in either case within 12 months following a change of control, Mr. Andersen will receive payment for all salary and unpaid vacation accrued as of the date of Mr. Andersen’s termination of employment, and, in addition, Mr. Andersen will be entitled to receive the following severance benefits:

(i) continued payment of his base salary for a period of 18 months following the date of termination, in accordance with our normal payroll practices;

(ii) reimbursement of his premium cost for continuation coverage for the lesser of the first 18 months of continuation coverage or that number of months until Mr. Andersen becomes eligible for reasonably comparable benefits under any future employer’s health insurance plan, provided Mr. Andersen makes a timely election for such continuation coverage and presents reasonably requested documentation of payment of such premiums;

(iii) payment of 150% of Mr. Andersen’s current year discretionary cash bonus regardless of our or Mr. Andersen’s achievement of the goals referred to in his employment agreement;

(iv) accelerated vesting of 100% of all the unvested stock options; and

(v) reimbursement for up to $50,000 of expenses incurred in obtaining new employment, provided Mr. Andersen submits evidence that is satisfactory to us that the amount involved was expended and related to obtaining new employment.

Voting Trust Agreement

On December 23, 2022, we entered into a Voting Trust Agreement (the “Voting Trust Agreement”) with Jonathan Destler, our Founder and Head of Corporate Development. The voting trust created under the Voting Trust Agreement holds all shares of common stock and the one share of Series A Preferred Stock held by Mr. Destler, and vests in the trustee, the power to vote the shares held by Mr. Destler in any stockholder vote or written consent in lieu of a stockholders’ meeting. The terms and conditions of the Voting Trust Agreement provides that the members of our board of directors have full discretion to appoint a trustee to vote the shares. The current sole trustee of the voting trust is Jeffrey Klausner, our sole director. The voting trustee does not have any economic rights or investment power with respect to the shares of common stock and Series A Preferred Stock transferred to the voting trust; their rights consist solely of voting rights. The Voting Trust Agreement will terminate on the first to occur of (i) final disposition of (a) Securities and Exchange Commission vs. David Stephens, Donald Linn Danks, Jonathan Destler and Robert Lazarus (and Daniel Solomita and 8198381 Canada, Inc., as Relief Defendants), Case No. ‘22CV1483AJB DEB, filed in the United States District Court, Southern District of California on September 30, 2022, and (b) Untied States of America v. David Stephens, Donald Danks, Jonathan Destler and Robert Lazarus, Case No. ‘22 CR2701 BAS, filed in the United States District Court, Southern District of California on November 22, 2022, or (ii) mutual agreement of the Company and Mr. Destler.

On January 9, 2023, the Board authorized the Company to issue Mr. Klausner 50,000 shares of common stock as consideration for agreeing to act as trustee for a term of one year under the Voting Trust Agreement.

Convertible Promissory Notes

In January 2023 and February 2023, the Company sold approximately $250,000 of Convertible Promissory Notes (the “Promissory Note”) and 62,500 warrants. In the event the Company consummates a Qualified Public Offering, each holder of the Promissory Note shall have the right, but not the obligation, at any time prior to the Maturity Date or earlier repayment of this Promissory Note, to convert all, or any portion, of the outstanding principal balance of this Promissory Note into shares of Common Stock at a conversion price equal to 80% of the price at which shares of Common Stock are first sold to the public in a Qualified Public Offering. Upon conversion, the Company will pay all accrued but unpaid interest on this Promissory Note in cash. Each Warrant is exercisable at a price equal to 80% of the price at which shares of Common Stock are first sold to the public in a Qualified Public Offering and expire on December 31, 2023.

The Promissory Note accrues interest at a rate of ten percent (10%) per annum, compounded annually, computed on the basis of actual number of days elapsed over a year of 365 days, until maturity or conversion. The outstanding principal amount of this Promissory Note, together with all accrued but unpaid interest thereon, shall be due and payable on the maturity date. Accrued but unpaid interest on the outstanding principal balance hereof shall be due and payable on the last day of each third calendar month during the term of this Promissory Note, commencing on date the Promissory Note was issued.

The Promissory Note shall be due and payable on the date that is 12 months from the date of the Promissory Note (the “Initial Maturity Date”); provided, however, that the Company may, at its option, extend such maturity date an additional six (6) months (such option, the “Extension Option” and such extended maturity date, (the “Extended Maturity Date”). The date on which this Promissory Note matures, whether the Initial Maturity Date or the Extended Maturity Date, is the “Maturity Date.” The Company may exercise its Extension Option by providing 14 days’ notice to Lender of its intent to extend the Maturity Date an additional six months.

The principal amount of this Promissory Note shall be subject to increase as follows:

(a) If a Qualified Public Offering does not occur before the Initial Maturity Date, the outstanding principal balance of this Promissory Note shall be increased by an amount equal to 10% of the outstanding principal balance of this Promissory Note on the Initial Maturity Date (the “Premium”).

(b) If the Company exercises its Extension Option and a Qualified Public Offering does not occur before the Extended Maturity Date, the outstanding principal balance due and payable to the Lender shall be increased by the Premium plus an additional 2.5% of the outstanding principal balance of the Promissory Note as of the Extended Maturity Date.

(c) As used in the Promissory Note, “Qualified Public Offering” means the issuance and sale of shares of comment stock, par value $0.0001 per share, of the Company (the “Common Stock”) to investors in an underwritten public offering or a direct listing by the Company of its Common Stock, in either case pursuant to an effective registration statement under the Securities Act of 1933, as amended.

The Company may prepay the Promissory Note, or any portion outstanding, at any time and from time to time prior to Maturity Date without notice and without the payment of any premium, fee, or penalty; provided, however, that if, at the time of such prepayment, a Qualified Public Offering has not occurred, the outstanding principal balance on the date of prepayment shall be increased by a portion of the Premium, adjusted to reflect the number of days elapsed between the date of the Promissory Note and the prepayment date.

Note 12 – Subsequent Events

The Company has evaluated subsequent events occurring from January 1, 2022, through February 28, 2022, the date of the audit opinion letter.

Employee Option Grants

Subsequent to December 31, 2021, the Company granted its new employee the option to purchase an aggregate of 50,000 shares of common stock (the “Option Shares”) under the Company’s 2016 Equity Incentive Plan, at an exercise price of $2.00 per share. The Options Shares expire five years from the date issued and vest ratably over twelve months from the date issued.

Loan Payable

On January 20, 2022, the Company financed the purchase of a vehicle for $49,000. The loan term is for 71 months, annual interest rate of 15.54%, with monthly principal and interest payments of $1,066, and secured by the purchased vehicle.